Segment and Related Information (Details) (USD $) In Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2011	Jun. 30, 2010	Jun. 30, 2011	Jun. 30, 2010	Dec. 31, 2010	Dec. 31, 2009
Financial information by business segment
Revenues from unaffiliated customers	$ 820,317	$ 594,532	$ 1,580,758	$ 1,126,877
Depreciation and amortization	45,238	30,600	90,390	61,678	124,202	118,108
Operating income (loss)	115,163	57,753	209,939	117,558	255,582	118,729
Equity in earnings of unconsolidated affiliates	2	34	53	64	239	1,452
Capital expenditures	137,644	38,903	230,253	76,077
Total assets	3,425,054	1,995,013	3,425,054	1,995,013	3,015,999	1,932,386
Rental tools [Member]
Financial information by business segment
Revenues from unaffiliated customers	112,658	79,119	220,189	146,622
Depreciation and amortization	10,299	10,405	20,095	20,915
Operating income (loss)	25,103	10,395	49,493	14,772
Capital expenditures	18,654	10,446	35,495	17,026
Total assets	410,370	351,981	410,370	351,981
Total well site services [Member]
Financial information by business segment
Revenues from unaffiliated customers	153,656	113,256	294,292	211,160
Depreciation and amortization	15,105	16,603	29,834	33,777
Operating income (loss)	31,473	9,325	58,098	11,720
Capital expenditures	24,408	13,992	48,417	21,563
Total assets	527,042	466,052	527,042	466,052
Accommodations [Member]
Financial information by business segment
Revenues from unaffiliated customers	202,943	121,956	400,041	267,489
Depreciation and amortization	26,195	10,707	52,748	21,283
Operating income (loss)	57,750	31,300	106,723	78,668
Equity in earnings of unconsolidated affiliates	(1)		2
Capital expenditures	106,873	20,029	168,915	45,441
Total assets	1,700,385	615,982	1,700,385	615,982
Offshore products [Member]
Financial information by business segment
Revenues from unaffiliated customers	131,742	106,005	260,184	208,998
Depreciation and amortization	3,358	2,770	6,692	5,575
Operating income (loss)	18,770	16,087	35,520	28,708
Equity in earnings of unconsolidated affiliates	(228)		(228)
Capital expenditures	3,519	1,942	7,574	5,980
Total assets	588,472	484,852	588,472	484,852
Tubular services [Member]
Financial information by business segment
Revenues from unaffiliated customers	331,976	253,315	626,241	439,230
Depreciation and amortization	377	341	728	685
Operating income (loss)	16,956	9,297	30,002	15,512
Equity in earnings of unconsolidated affiliates	231	34	279	64
Capital expenditures	2,780	2,752	5,151	2,843
Total assets	521,675	405,654	521,675	405,654
Corporate and eliminations [Member]
Financial information by business segment
Depreciation and amortization	203	179	388	358
Operating income (loss)	(9,786)	(8,256)	(20,404)	(17,050)
Capital expenditures	64	188	196	250
Total assets	87,480	22,473	87,480	22,473
Drilling services [Member]
Financial information by business segment
Revenues from unaffiliated customers	40,998	34,137	74,103	64,538
Depreciation and amortization	4,806	6,198	9,739	12,862
Operating income (loss)	6,370	(1,070)	8,605	(3,052)
Capital expenditures	5,754	3,546	12,922	4,537
Total assets	$ 116,672	$ 114,071	$ 116,672	$ 114,071